Note 8 - Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	September 30, 2015	December 31, 2014
Gross carrying amount of urgent and primary care intangibles:
Patient relationships and contracts	$972	$972
Accumulated amortization	(163)	(47)
Intangible asset impairment*	(520)	-
Urgent and primary care intangibles, net	289	925

Gross carrying amount of ancillary intangibles:
Ancillary provider network	1,921	1,921
Software	428	428
	2,349	2,349
Accumulated amortization	(1,933)	(1,837)
Ancillary intangibles, net	416	512
Total intangibles, net	$705	$1,437

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Years ending December 31,	Urgent and Primary Care	Ancillary Care Services	Total
2015 (remaining 3 months)	$19	$32	$51
2016	74	128	202
2017	74	128	202
2018	74	128	202
2019	48	-	48
Total	$289	$416	$705